UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Multisector Income Fund

Annual Report

October 31, 2019

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report October 31, 2019

Eaton Vance

Multisector Income Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	30

Federal Tax Information	31

Special Meeting of Shareholders	32

Management and Organization	33

Important Notices	35

Eaton Vance

Multisector Income Fund

October 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

During the 12-month period ended October 31, 2019, investors witnessed a dramatic turnaround in fixed-income markets. The rising interest rate environment at the beginning of the period gave way to a falling interest rate climate against the backdrop of multiple domestic and international uncertainties.

With U.S. economic data largely positive in calendar year 2018, the U.S. Federal Reserve Board (the Fed) raised its benchmark federal funds rate four times — from a low range of 1.50%-1.75% to 2.25%-2.50% — with the last quarter-point increase on December 19, 2018.

As 2018 came to a close, investors became increasingly concerned about a growing U.S.-China trade war and looming U.S. government shutdown. In connection with its December 2018 rate hike, the Fed lowered its number of projected interest rate increases in 2019 from three to two, which some investors viewed as indicating weakness in the U.S. economy. The result was a “flight to quality” by investors seeking the relative safety of fixed-income investments over stocks. This bond rally pushed longer-term bond prices up and yields down in the final month of 2018.

The first two months of 2019 were relatively quiet for bonds. Downward pressure on interest rates and upward pressure on prices resumed in March 2019 and continued through the end of the period propelled by lower-than-desired inflation, Brexit concerns, low European interest rates, and on-again/off-again trade-conflict rhetoric. This combination of factors fueled investor concerns about both U.S. and global growth potential during the period.

After holding interest rates steady through the first half of 2019, the Fed cut its benchmark interest rate to 2.00%-2.25% on July 31 — its first reduction in over a decade — followed by two more quarter-point interest rate drops in September and October to a range of 1.50%-1.75%. Lower rates are intended to help stimulate economic activity by making borrowing costs relatively more affordable.

As a whole, the 12-month period ended October 31, 2019 was marked by strong performance across U.S. bond markets. Higher-rated5 bonds generally outperformed lower-rated bonds while longer-duration7 issues outperformed shorter-duration issues during the period. The Bloomberg Barclays U.S. Aggregate Bond Index,2 a broad measure of the U.S. investment-grade bond market, returned 11.51%, underperforming the 14.33% return of the S&P 500® Index, a broad measure of the U.S. stock market.

U.S. investment-grade corporate bonds, driven by continued strength in the U.S. economy, were among the best-performing bond asset classes during the period, with the Bloomberg Barclays U.S. Corporate Bond Index returning 15.37%. Worries about slowing global growth, however, weighed on the high yield sector, one of the weaker fixed-income areas, with the ICE BofAML U.S. High Yield Index returning 8.32% during the period.

Fund Performance

For the 12-month period ended October 31, 2019,
Eaton Vance Multisector Income Fund (the Fund) returned 8.54% for Class A shares at net asset value (NAV), underperforming its primary benchmark, the Bloomberg Barclays U.S. Government/Credit Bond Index (the Index), which returned 12.61%.

The largest detractor to Index-relative performance during the period was the Fund’s avoidance of U.S. Treasurys. The Fund’s shorter-than-Index duration was also a large drag on relative results. Additionally, the Fund’s underweight exposure to investment-grade credit relative to the Index was a headwind to relative performance. The Fund’s exposure to out-of-Index sectors like emerging markets bonds (both local currency and U.S. dollar-denominated), high-yield credit, and commercial mortgage-backed securities (CMBS) aided relative results during the period. With respect to security selection, the Fund’s bond picks within investment-grade credit helped returns relative to the Index.

Effective June 24, 2019, the Fund’s portfolio management responsibilities transitioned to a new team. From November 1, 2018 through the date of the portfolio management transition (prior team’s period), the Fund underperformed the Index. The Fund’s shorter-than-Index duration was the largest drag on relative results during the prior team’s period. Additionally, both security selection and sector allocation generally detracted from Index-relative returns during the prior team’s period.

Specifically, the Fund’s avoidance of U.S. Treasurys hurt Index-relative performance during the prior team’s period. Similarly, an underweight exposure to investment-grade corporate bonds detracted from Index-relative performance. Security selection within the high yield credit sector also detracted from Index-relative performance during the prior team’s period. The Fund’s exposure to emerging market bonds was beneficial to Index-relative performance, during the prior team’s period, as was its allocation to high-yield credit.

From June 24, 2019 and October 31, 2019 (the new team’s period), the Fund underperformed the Index. Sector allocation was a detractor, with the Fund’s avoidance of U.S. Treasurys detracting from Index-relative performance. The Fund’s underweight exposure to investment-grade credit was also a headwind to performance versus the Index during the new team’s period.

Security selection overall was beneficial during the new team’s period, driven by positive bond picking within the investment-grade and high yield credit sectors. The Fund’s overweight exposures to emerging market bonds and CMBS were also beneficial during the new team’s period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Multisector Income Fund

October 31, 2019

Performance2,3

Portfolio Managers (effective June 24, 2019) John Redding, Kelley G. Baccei and Justin H. Bourgette, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	01/31/2013	01/31/2013	8.54%	2.62%	4.32%
Class A with 4.75% Maximum Sales Charge	—	—	3.42	1.63	3.57
Class C at NAV	08/20/2013	01/31/2013	7.63	1.86	3.59
Class C with 1% Maximum Sales Charge	—	—	6.63	1.86	3.59
Class I at NAV	01/31/2013	01/31/2013	8.81	2.88	4.57
Class R at NAV	11/12/2014	01/31/2013	8.20	2.33	4.10
Class R6 at NAV	11/12/2014	01/31/2013	8.77	2.95	4.62
Bloomberg Barclays U.S. Government/Credit Bond Index	—	—	12.61%	3.46%	3.08%
ICE BofAML U.S. High Yield Index	—	—	8.32	5.17	5.43
Blended Index	—	—	11.16	4.10	3.93

% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I	Class R	Class R6
	0.95%	1.70%	0.70%	1.20%	0.64%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/31/2013	$12,692	N.A.
Class I	$250,000	01/31/2013	$338,075	N.A.
Class R	$10,000	01/31/2013	$13,117	N.A.
Class R6	$1,000,000	01/31/2013	$1,356,600	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Multisector Income Fund

October 31, 2019

Fund Profile

Credit Quality (% total investments, excluding common stocks and short-term investments)5

Asset Allocation (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Multisector Income Fund

October 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Bloomberg Barclays U.S. Corporate Bond Index measures the performance of investment-grade U.S. corporate securities with a maturity of one year or more. Bloomberg Barclays U.S. Government/ Credit Bond Index measures the performance of U.S. Treasuries, government-related and investment-grade U.S. corporate securities with a maturity of one year or more. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 65% Bloomberg Barclays U.S. Government/Credit Bond Index and 35% ICE BofAML U.S. High Yield Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[6]	Other represents any investment type less than 1% of total investments.

[7]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profile subject to change due to active management.

Important Notice to Shareholders

On July 18, 2019, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance Multi-Asset Credit Fund (Multi-Asset Credit Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of Multi-Asset Credit Fund. The Fund was closed to all purchases and exchanges at the close of business on or about October 16, 2019. The reorganization was approved by shareholders of the Fund on November 26, 2019. The reorganization was completed at the close of business on December 13, 2019.

5

Eaton Vance

Multisector Income Fund

October 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 – October 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (5/1/19)	Ending Account Value (10/31/19)	Expenses Paid During Period* (5/1/19 – 10/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,042.50	$5.30	1.03%
Class C	$1,000.00	$1,037.60	$9.14	1.78%
Class I	$1,000.00	$1,043.80	$3.97	0.77%
Class R	$1,000.00	$1,040.30	$6.63	1.29%
Class R6	$1,000.00	$1,043.10	$3.55	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$5.24	1.03%
Class C	$1,000.00	$1,016.20	$9.05	1.78%
Class I	$1,000.00	$1,021.30	$3.92	0.77%
Class R	$1,000.00	$1,018.70	$6.56	1.29%
Class R6	$1,000.00	$1,021.70	$3.52	0.69%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on April 30, 2019.

6

Eaton Vance

Multisector Income Fund

October 31, 2019

Portfolio of Investments

Corporate Bonds & Notes — 39.4%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 1.1%

TransDigm, Inc., 5.50%, 11/15/27(1)(2)	$922	$921,253

TransDigm, Inc., 7.50%, 3/15/27	2,000	2,165,000

		$3,086,253

Automotive & Parts — 0.7%

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(1)	$2,000	$2,015,000

		$2,015,000

Building Materials — 0.8%

Standard Industries, Inc., 5.00%, 2/15/27(1)	$2,000	$2,092,500

		$2,092,500

Commercial Services — 0.6%

ServiceMaster Co., LLC (The), 7.45%, 8/15/27	$1,504	$1,693,880

		$1,693,880

Computers — 1.1%

DXC Technology Co., 4.75%, 4/15/27	$3,000	$3,173,093

		$3,173,093

Diversified Financial Services — 3.4%

Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	$5,275	$5,340,195

Synchrony Financial, 3.95%, 12/1/27	3,840	4,003,937

		$9,344,132

Electrical Components & Equipment — 0.6%

Energizer Holdings, Inc., 7.75%, 1/15/27(1)	$1,500	$1,665,000

		$1,665,000

Electronics — 3.2%

Ingram Micro, Inc., 5.45%, 12/15/24	$2,540	$2,626,612

Jabil, Inc., 3.95%, 1/12/28	3,000	3,079,491

Trimble, Inc., 4.90%, 6/15/28	3,000	3,282,212

		$8,988,315

Food — 1.3%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)	$548	$589,785

Security	Principal Amount (000’s omitted)	Value

Food (continued)

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	$888	$959,040

Post Holdings, Inc., 5.625%, 1/15/28(1)	2,000	2,147,500

		$3,696,325

Healthcare – Services — 1.8%

Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	$225	$229,804

Encompass Health Corp., 4.50%, 2/1/28	240	246,000

Encompass Health Corp., 4.75%, 2/1/30	290	299,787

HCA, Inc., 5.875%, 2/1/29	2,000	2,270,000

MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	2,000	1,875,000

		$4,920,591

Home Builders — 2.6%

MDC Holdings, Inc., 6.00%, 1/15/43	$6,879	$7,197,154

		$7,197,154

Household Products — 0.8%

Spectrum Brands, Inc., 5.75%, 7/15/25	$2,000	$2,095,000

		$2,095,000

Insurance — 1.1%

Athene Holding, Ltd., 4.125%, 1/12/28	$3,000	$3,121,753

		$3,121,753

Internet — 0.8%

Netflix, Inc., 5.375%, 11/15/29(1)	$2,000	$2,112,500

		$2,112,500

Leisure Time — 0.8%

Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$2,000	$2,130,000

		$2,130,000

Lodging — 0.7%

Las Vegas Sands Corp., 3.90%, 8/8/29	$1,925	$1,985,905

		$1,985,905

Machinery – Diversified — 1.2%

Wabtec Corp., 4.95%, 9/15/28	$3,000	$3,313,170

		$3,313,170

7	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Media — 2.2%

Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	$698	$728,314

CSC Holdings, LLC, 5.75%, 1/15/30(1)	730	769,238

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	1,130	1,182,262

Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/27(1)	1,129	1,165,693

iHeartCommunications, Inc., 8.375%, 5/1/27	2,000	2,155,000

		$6,000,507

Oil & Gas — 0.4%

CITGO Holding, Inc., 9.25%, 8/1/24(1)	$699	$731,329

Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)	324	275,400

		$1,006,729

Oil & Gas Services — 1.5%

Oceaneering International, Inc., 6.00%, 2/1/28	$1,344	$1,249,920

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	3,000	2,944,641

		$4,194,561

Pharmaceuticals — 0.8%

Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	$2,000	$2,162,500

		$2,162,500

Pipelines — 0.2%

Cheniere Energy Partners, L.P., 4.50%, 10/1/29(1)	$608	$622,440

		$622,440

Real Estate — 1.2%

Newmark Group, Inc., 6.125%, 11/15/23	$3,000	$3,274,357

		$3,274,357

Real Estate Investment Trusts (REITs) — 2.6%

EPR Properties, 4.50%, 6/1/27	$3,000	$3,215,581

ESH Hospitality, Inc., 4.625%, 10/1/27(1)	609	612,106

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	2,000	2,262,500

Service Properties Trust, 4.75%, 10/1/26	1,204	1,235,451

		$7,325,638

Retail — 3.8%

Best Buy Co., Inc., 4.45%, 10/1/28	$3,000	$3,280,040

Security	Principal Amount (000’s omitted)	Value

Retail (continued)

Nordstrom, Inc., 5.00%, 1/15/44	$7,605	$7,331,068

		$10,611,108

Semiconductors — 0.5%

Marvell Technology Group, Ltd., 4.875%, 6/22/28	$1,140	$1,265,810

		$1,265,810

Telecommunications — 0.9%

CommScope Technologies, LLC, 5.00%, 3/15/27(1)	$3,115	$2,562,087

		$2,562,087

Toys, Games & Hobbies — 2.0%

Mattel, Inc., 3.15%, 3/15/23	$3,785	$3,624,137

Mattel, Inc., 5.45%, 11/1/41	910	732,532

Mattel, Inc., 6.20%, 10/1/40	1,180	997,100

Mattel, Inc., 6.75%, 12/31/25(1)	109	114,314

		$5,468,083

Transportation — 0.7%

Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$2,000	$2,045,000

		$2,045,000

Total Corporate Bonds & Notes (identified cost $104,804,303)		$109,169,391

Foreign Corporate Bonds — 16.5%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.1%

F-Brasile SpA/F-Brasile US, LLC, 7.375%, 8/15/26(1)	$317	$332,850

		$332,850

Airlines — 0.7%

Azul Investments LLP, 5.875%, 10/26/24(1)	$2,000	$2,067,520

		$2,067,520

Banks — 4.5%

Banco Mercantil del Norte SA/Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(3)	$4,375	$4,435,200

Nordea Bank Abp, 4.625% to 9/13/28, 9/13/33(1)(3)	3,000	3,308,775

8	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(3)	$4,626	$4,825,607

		$12,569,582

Commercial Services — 0.7%

Ashtead Capital, Inc., 4.00%, 5/1/28(1)(2)	$274	$275,712

Ashtead Capital, Inc., 4.25%, 11/1/29(1)(2)	200	202,750

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	864	898,560

GW B-CR Security Corp., 9.50%, 11/1/27(1)	482	496,460

		$1,873,482

Electric — 2.0%

Trinidad Generation Unlimited, 5.25%, 11/4/27(1)	$5,411	$5,567,919

		$5,567,919

Entertainment — 0.8%

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	$2,000	$2,162,500

		$2,162,500

Environmental Control — 1.0%

GFL Environmental, Inc., 8.50%, 5/1/27(1)	$2,500	$2,756,250

		$2,756,250

Iron & Steel — 0.2%

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	$475	$485,270

		$485,270

Machinery – Diversified — 1.1%

nVent Finance S.a.r.l., 4.55%, 4/15/28	$3,000	$3,104,262

		$3,104,262

Mining — 0.7%

First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	$2,000	$1,967,500

		$1,967,500

Oil & Gas — 0.2%

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	$553	$553,000

		$553,000

Security	Principal Amount (000’s omitted)	Value

Packaging & Containers — 0.3%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	$909	$933,997

		$933,997

Pharmaceuticals — 0.7%

Teva Pharmaceutical Finance Co., B.V., 3.65%, 11/10/21	$2,000	$1,927,700

		$1,927,700

Savings & Loans — 0.6%

Nationwide Building Society, 3.96% to 7/18/29, 7/18/30(1)(3)	$1,445	$1,551,773

		$1,551,773

Telecommunications — 0.4%

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	$952	$987,700

		$987,700

Transportation — 2.5%

A.P. Moller - Maersk A/S, 4.50%, 6/20/29(1)	$1,860	$1,957,486

JSL Europe SA, 7.75%, 7/26/24(1)	4,725	5,043,937

		$7,001,423

Total Foreign Corporate Bonds (identified cost $43,722,372)		$45,842,728

Convertible Bonds — 1.0%
Security	Principal Amount (000’s omitted)	Value

Oil & Gas — 1.0%

Ascent Resources-Utica, LLC/ARU Finance Corp., 6.50%, 3/1/21(1)(4)	$2,113	$2,834,655

Total Convertible Bonds (identified cost $1,793,456)		$2,834,655

9	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

October 31, 2019

Portfolio of Investments — continued

Asset-Backed Securities — 5.2%
Security	Principal Amount (000’s omitted)	Value

ARES LII CLO, Ltd.

Series 2019-52A, Class D, 5.903%, (3 mo. USD LIBOR + 3.95%), 4/22/31(1)(5)	$1,750	$1,737,132

Carlyle Global Market Strategies CLO, Ltd.

Series 2014-3RA, Class C, 5.205%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(5)	2,725	2,503,096

Series 2014-4RA, Class C, 4.901%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(5)	2,000	1,741,611

Invitation Homes Trust

Series 2018-SFR3, Class E, 3.889%, (1 mo. USD LIBOR + 2.00%), 7/17/37(1)(5)	3,000	3,006,631

Oaktree CLO, Ltd.

Series 2019-3A, Class D, 6.118%, (3 mo. USD LIBOR + 3.96%), 7/20/31(1)(5)	2,500	2,446,155

Southwick Park CLO, LLC

Series 2019-4A, Class D, 6.016%, (3 mo. USD LIBOR + 3.85%), 7/20/32(1)(5)	3,000	2,978,799

Total Asset-Backed Securities (identified cost $14,728,158)		$14,413,424

Collateralized Mortgage Obligations — 0.9%
Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association

Series 2019-111, Class DZ, 3.50%, 4/20/48	$1,251	$1,252,443

Series 2019-111, Class LZ, 3.50%, 9/20/49	1,254	1,255,320

Total Collateralized Mortgage Obligations (identified cost $2,503,601)		$2,507,763

Commercial Mortgage-Backed Securities — 3.4%
Security	Principal Amount (000’s omitted)	Value

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2016-C32, Class D, 3.396%, 12/15/49(1)(6)	$3,685	$3,093,109

Wells Fargo Commercial Mortgage Trust

Series 2016-C35, Class D, 3.142%, 7/15/48(1)	3,400	2,997,021

WF-RBS Commercial Mortgage Trust

Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,025	3,349,577

Total Commercial Mortgage-Backed Securities (identified cost $7,760,183)		$9,439,707

Mortgage Pass-Throughs — 6.5%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp., 4.50%, 7/1/49	$8,271	$8,749,508

Federal National Mortgage Association, 4.50%, 6/1/49	8,696	9,199,527

Total Mortgage Pass-Throughs (identified cost $17,893,619)		$17,949,035

Senior Floating-Rate Loans — 7.5%(7)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development — 0.3%

Core & Main L.P.

Term Loan, 4.81%, (USD LIBOR + 2.75%), Maturing August 1, 2024(8)	$997	$977,513

		$977,513

Business Equipment and Services — 0.4%

Kronos Incorporated

Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	$1,000	$998,854

		$998,854

Cable and Satellite Television — 1.4%

Altice France S.A.

Term Loan, 5.92%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	$995	$982,538

Telenet Financing USD, LLC

Term Loan, 4.17%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	1,000	1,000,521

Virgin Media Bristol, LLC

Term Loan, 4.42%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028	1,000	996,875

Ziggo Secured Finance Partnership

Term Loan, 4.42%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	1,000	989,821

		$3,969,755

Chemicals and Plastics — 0.4%

Axalta Coating Systems US Holdings, Inc.

Term Loan, 3.85%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	$995	$995,260

		$995,260

10	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

October 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs — 0.3%

Bausch Health Companies, Inc.

Term Loan, 4.92%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	$931	$935,542

		$935,542

Electronics / Electrical — 0.7%

Hyland Software, Inc.

Term Loan, 5.04%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024	$995	$990,000

Uber Technologies

Term Loan, 5.91%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	995	982,028

		$1,972,028

Food Products — 0.4%

JBS USA Lux S.A.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing May 1, 2026	$995	$999,738

		$999,738

Food Service — 0.3%

1011778 B.C. Unlimited Liability Company

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	$960	$963,271

		$963,271

Industrial Equipment — 0.4%

EWT Holdings III Corp.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	$995	$996,789

		$996,789

Insurance — 1.4%

AmWINS Group, Inc.

Term Loan, 4.58%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	$995	$995,236

Asurion, LLC

Term Loan - Second Lien, Maturing August 4, 2025(9)	2,000	2,013,334

Hub International Limited

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025	995	975,529

		$3,984,099

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies — 0.4%

Delta 2 (LUX) S.a.r.l.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	$1,000	$987,181

		$987,181

Oil and Gas — 0.4%

CITGO Petroleum Corporation

Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024	$995	$997,487

		$997,487

Steel — 0.3%

GrafTech Finance, Inc.

Term Loan, 5.29%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	$1,000	$961,250

		$961,250

Utilities — 0.4%

Calpine Corporation

Term Loan, 4.61%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	$995	$996,218

		$996,218

Total Senior Floating-Rate Loans (identified cost $20,753,931)		$20,734,985

Common Stocks — 0.1%
Security	Shares	Value

Oil & Gas — 0.1%

Sable Permian Resources, LLC(10)(11)(12)	11,719,991	$234,400

Total Common Stocks (identified cost $11,460,175)		$234,400

Convertible Preferred Stocks — 0.7%
Security	Shares	Value

Oil & Gas — 0.7%

Chesapeake Energy Corp., 5.75%	5,100	$1,990,209

Total Convertible Preferred Stocks (identified cost $4,509,601)		$1,990,209

11	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

October 31, 2019

Portfolio of Investments — continued

Preferred Stocks — 0.5%
Security	Shares	Value

Pipelines — 0.5%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(3)	56	$1,272,943

Total Preferred Stocks (identified cost $1,179,583)		$1,272,943

Warrants — 0.0%
Security	Shares	Value

Oil & Gas — 0.0%

Sable Permian Resources, LLC, Exp. 5/2/22(10)(11)(12)	1,938,645	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 21.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.97%(13)	58,864,879	$58,864,879

Total Short-Term Investments (identified cost $58,858,799)		$58,864,879

Total Investments — 102.9% (identified cost $289,967,781)		$285,254,119

Other Assets, Less Liabilities — (2.9)%		$(7,969,447)

Net Assets — 100.0%		$277,284,672

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $99,469,117 or 35.9% of the Fund’s net assets.

(2)	When-issued security.

(3)	Security converts to variable rate after the indicated fixed-rate coupon period.

(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2019.

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)

The stated interest rate represents the weighted average interest rate at October 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(9)	This Senior Loan will settle after October 31, 2019, at which time the interest rate will be determined.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(11)	Security was acquired in connection with a restructuring of a Senior Loan or bond and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

Abbreviations:

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

12	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

October 31, 2019

Portfolio of Investments — continued

Country Concentration of Portfolio (based on country of risk)
Country	Percentage of Net Assets	Value

United States	80.4%	$223,081,266

Cayman Islands	4.1	11,406,793

United Kingdom	2.8	7,662,378

Brazil	2.6	7,111,457

Canada	2.3	6,378,481

Trinidad and Tobago	2.0	5,567,919

Italy	1.9	5,158,457

Mexico	1.6	4,435,200

Finland	1.2	3,308,775

Zambia	0.7	1,967,500

Denmark	0.7	1,957,486

Israel	0.7	1,927,700

Belgium	0.4	1,000,521

Netherlands	0.4	989,821

France	0.3	982,538

Ireland	0.3	933,997

United Arab Emirates	0.3	898,560

Australia	0.2	485,270

Total Investments	102.9%	$285,254,119

13	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

October 31, 2019

Statement of Assets and Liabilities

Assets	October 31, 2019

Unaffiliated investments, at value (identified cost, $231,108,982)	$226,389,240

Affiliated investment, at value (identified cost, $58,858,799)	58,864,879

Cash	28,301

Dividends receivable	73,312

Interest receivable	2,495,890

Dividends receivable from affiliated investment	107,083

Receivable for investments sold	2,113,057

Receivable for Fund shares sold	15,071

Tax reclaims receivable	133,647

Receivable from affiliate	52,064

Other receivables	1,168,082

Total assets	$291,440,626

Liabilities

Payable for investments purchased	$2,138,815

Payable for when-issued securities	1,396,000

Payable for Fund shares redeemed	10,210,855

Payable to affiliates:

Investment adviser and administration fee	137,064

Distribution and service fees	60,638

Trustees’ fees	1,534

Accrued expenses	211,048

Total liabilities	$14,155,954

Net Assets	$277,284,672

Sources of Net Assets

Paid-in capital	$490,668,037

Accumulated loss	(213,383,365)

Total	$277,284,672

14	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

October 31, 2019

Statement of Assets and Liabilities — continued

Class A Shares	October 31, 2019

Net Assets	$48,964,790

Shares Outstanding	4,673,777

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.48

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$11.00

Class C Shares

Net Assets	$57,597,720

Shares Outstanding	5,511,274

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.45

Class I Shares

Net Assets	$155,428,494

Shares Outstanding	14,835,512

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.48

Class R Shares

Net Assets	$2,521,641

Shares Outstanding	241,064

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.46

Class R6 Shares

Net Assets	$12,772,027

Shares Outstanding	1,218,582

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.48

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

15	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

October 31, 2019

Statement of Operations

Investment Income	Year Ended October 31, 2019

Interest and other income	$16,089,838

Dividends (net of foreign taxes, $17,488)	1,147,132

Dividends from affiliated investment	1,389,219

Total investment income	$18,626,189

Expenses

Investment adviser and administration fee	$1,988,682

Distribution and service fees

Class A	129,856

Class C	638,343

Class R	8,992

Trustees’ fees and expenses	19,812

Custodian fee	132,899

Transfer and dividend disbursing agent fees	245,560

Legal and accounting services	170,941

Printing and postage	93,988

Registration fees	73,245

Miscellaneous	28,171

Total expenses	$3,530,489

Net investment income	$15,095,700

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(26,478,030)

Investment transactions — affiliated investment	(3,890)

Foreign currency transactions	2,804

Net realized loss	$(26,479,116)

Change in unrealized appreciation (depreciation) —

Investments	$40,285,023

Investments — affiliated investment	9,411

Foreign currency	83,068

Net change in unrealized appreciation (depreciation)	$40,377,502

Net realized and unrealized gain	$13,898,386

Net increase in net assets from operations	$28,994,086

16	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

October 31, 2019

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$15,095,700	$17,915,344

Net realized loss	(26,479,116)	(17,410,120)

Net change in unrealized appreciation (depreciation)	40,377,502	(10,069,633)

Net increase (decrease) in net assets from operations	$28,994,086	$(9,564,409)

Distributions to shareholders —

Class A	$(1,228,494)	$(2,269,978)

Class C	(1,253,810)	(2,443,190)

Class I	(5,572,017)	(11,237,811)

Class R	(40,300)	(35,839)

Class R6	(524,816)	(780,030)

Total distributions to shareholders	$(8,619,437)	$(16,766,848)

Tax return of capital to shareholders —

Class A	$(1,052,673)	$(312,357)

Class C	(1,050,837)	(334,947)

Class I	(4,587,468)	(1,558,726)

Class R	(36,842)	(5,072)

Class R6	(448,875)	(110,595)

Total tax return of capital to shareholders	$(7,176,695)	$(2,321,697)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$10,559,145	$9,102,311

Class C	4,706,969	4,324,970

Class I	45,556,248	76,127,603

Class R	1,928,009	489,853

Class R6	4,084,110	14,768,328

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,698,460	1,979,734

Class C	1,943,908	2,365,219

Class I	8,868,727	11,344,177

Class R	77,142	40,911

Class R6	973,691	789,524

Cost of shares redeemed

Class A	(19,570,911)	(24,878,255)

Class C	(19,415,174)	(24,011,658)

Class I	(162,799,497)	(130,472,072)

Class R	(680,600)	(308,855)

Class R6	(13,355,014)	(2,669,727)

Net asset value of shares converted

Class A	1,996,911	—

Class C	(1,996,911)	—

Net decrease in net assets from Fund share transactions	$(135,424,787)	$(61,007,937)

Net decrease in net assets	$(122,226,833)	$(89,660,891)

Net Assets

At beginning of year	$399,511,505	$489,172,396

At end of year	$277,284,672	$399,511,505

17	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

October 31, 2019

Financial Highlights

	Class A

	Year Ended October 31,
	2019	2018		2017		2016		2015

Net asset value — Beginning of year	$10.090	$10.790		$9.960		$9.350		$11.030

Income (Loss) From Operations

Net investment income(1)	$0.422	$0.414		$0.459		$0.443		$0.432

Net realized and unrealized gain (loss)	0.420	(0.670)		0.717		0.438	(2)	(1.776)

Total income (loss) from operations	$0.842	$(0.256)		$1.176		$0.881		$(1.344)

Less Distributions

From net investment income	$(0.242)	$(0.390)		$(0.346)		$(0.139)		$(0.309)

From net realized gain	—	—		—		—		(0.022)

Tax return of capital	(0.210)	(0.054)		—		(0.132)		(0.005)

Total distributions	$(0.452)	$(0.444)		$(0.346)		$(0.271)		$(0.336)

Net asset value — End of year	$10.480	$10.090		$10.790		$9.960		$9.350

Total Return(3)	8.54%	(2.50)%		11.91%		9.76%		(12.43)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$48,965	$52,304		$69,945		$148,722		$280,596

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.02%	0.96	%(5)	0.97	%(5)	0.97	%(5)	0.95	%(5)

Net investment income	4.11%	3.88	%(5)	4.37	%(5)	4.87	%(5)	4.14	%(5)

Portfolio Turnover of the Portfolio	—	33	%(6)	44	%(6)	74	%(6)	45	%(6)

Portfolio Turnover of the Fund	74%	7	%(7)	—		—		—

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	For the period from June 25, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multisector Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 22, 2018 and which had the same investment objective and policies as the Fund during such period.

18	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

October 31, 2019

Financial Highlights — continued

	Class C

	Year Ended October 31,
	2019	2018		2017		2016		2015

Net asset value — Beginning of year	$10.070	$10.760		$9.930		$9.330		$11.000

Income (Loss) From Operations

Net investment income(1)	$0.346	$0.333		$0.366		$0.370		$0.356

Net realized and unrealized gain (loss)	0.409	(0.660)		0.730		0.432	(2)	(1.767)

Total income (loss) from operations	$0.755	$(0.327)		$1.096		$0.802		$(1.411)

Less Distributions

From net investment income	$(0.201)	$(0.318)		$(0.266)		$(0.108)		$(0.233)

From net realized gain	—	—		—		—		(0.022)

Tax return of capital	(0.174)	(0.045)		—		(0.094)		(0.004)

Total distributions	$(0.375)	$(0.363)		$(0.266)		$(0.202)		$(0.259)

Net asset value — End of year	$10.450	$10.070		$10.760		$9.930		$9.330

Total Return(3)	7.63%	(3.15)%		11.10%		8.84%		(13.03)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$57,598	$69,963		$92,298		$124,153		$186,668

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.77%	1.71	%(5)	1.72	%(5)	1.72	%(5)	1.70	%(5)

Net investment income	3.38%	3.13	%(5)	3.48	%(5)	4.08	%(5)	3.44	%(5)

Portfolio Turnover of the Portfolio	—	33	%(6)	44	%(6)	74	%(6)	45	%(6)

Portfolio Turnover of the Fund	74%	7	%(7)	—		—		—

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	For the period from June 25, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multisector Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 22, 2018 and which had the same investment objective and policies as the Fund during such period.

19	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

October 31, 2019

Financial Highlights — continued

	Class I

	Year Ended October 31,
	2019	2018		2017		2016		2015

Net asset value — Beginning of year	$10.090	$10.790		$9.960		$9.350		$11.030

Income (Loss) From Operations

Net investment income(1)	$0.451	$0.441		$0.467		$0.465		$0.456

Net realized and unrealized gain (loss)	0.417	(0.670)		0.737		0.440	(2)	(1.774)

Total income (loss) from operations	$0.868	$(0.229)		$1.204		$0.905		$(1.318)

Less Distributions

From net investment income	$(0.257)	$(0.413)		$(0.374)		$(0.151)		$(0.335)

From net realized gain	—	—		—		—		(0.022)

Tax return of capital	(0.221)	(0.058)		—		(0.144)		(0.005)

Total distributions	$(0.478)	$(0.471)		$(0.374)		$(0.295)		$(0.362)

Net asset value — End of year	$10.480	$10.090		$10.790		$9.960		$9.350

Total Return(3)	8.81%	(2.25)%		12.21%		10.04%		(12.21)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$155,428	$255,800		$317,077		$341,902		$666,562

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.76%	0.71	%(5)	0.72	%(5)	0.72	%(5)	0.70	%(5)

Net investment income	4.40%	4.13	%(5)	4.41	%(5)	5.11	%(5)	4.36	%(5)

Portfolio Turnover of the Portfolio	—	33	%(6)	44	%(6)	74	%(6)	45	%(6)

Portfolio Turnover of the Fund	74%	7	%(7)	—		—		—

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	For the period from June 25, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multisector Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 22, 2018 and which had the same investment objective and policies as the Fund during such period.

20	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

October 31, 2019

Financial Highlights — continued

	Class R

	Year Ended October 31,							Period Ended October 31, 2015(1)
	2019	2018		2017		2016

Net asset value — Beginning of period	$10.080	$10.780		$9.950		$9.360		$11.000

Income (Loss) From Operations

Net investment income(2)	$0.385	$0.390		$0.416		$0.377		$0.466

Net realized and unrealized gain (loss)	0.424	(0.672)		0.733		0.470	(3)	(1.805)

Total income (loss) from operations	$0.809	$(0.282)		$1.149		$0.847		$(1.339)

Less Distributions

From net investment income	$(0.231)	$(0.367)		$(0.319)		$(0.136)		$(0.275)

From net realized gain	—	—		—		—		(0.022)

Tax return of capital	(0.198)	(0.051)		—		(0.121)		(0.004)

Total distributions	$(0.429)	$(0.418)		$(0.319)		$(0.257)		$(0.301)

Net asset value — End of period	$10.460	$10.080		$10.780		$9.950		$9.360

Total Return(4)	8.20%	(2.74)%		11.64%		9.35%		(12.40	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,522	$1,129		$978		$1,260		$26

Ratios (as a percentage of average daily net assets):

Expenses(6)	1.28%	1.21	%(8)	1.22	%(8)	1.21	%(8)	1.20	%(7)(8)

Net investment income	3.75%	3.67	%(8)	3.95	%(8)	3.99	%(8)	5.04	%(7)(8)

Portfolio Turnover of the Portfolio	—	33	%(9)	44	%(9)	74	%(9)	45	%(9)(10)

Portfolio Turnover of the Fund	74%	7	%(11)	—		—		—

(1)	For the period from the commencement of operations on November 12, 2014 to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the Portfolio’s year ended October 31, 2015.

(11)	For the period from June 25, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multisector Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 22, 2018 and which had the same investment objective and policies as the Fund during such period.

21	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

October 31, 2019

Financial Highlights — continued

	Class R6

	Year Ended October 31,							Period Ended October 31, 2015(1)
	2019	2018		2017		2016

Net asset value — Beginning of period	$10.100	$10.800		$9.970		$9.360		$11.000

Income (Loss) From Operations

Net investment income(2)	$0.456	$0.450		$0.461		$0.467		$0.490

Net realized and unrealized gain (loss)	0.409	(0.672)		0.750		0.444	(3)	(1.760)

Total income (loss) from operations	$0.865	$(0.222)		$1.211		$0.911		$(1.270)

Less Distributions

From net investment income	$(0.261)	$(0.419)		$(0.381)		$(0.153)		$(0.343)

From net realized gain	—	—		—		—		(0.022)

Tax return of capital	(0.224)	(0.059)		—		(0.148)		(0.005)

Total distributions	$(0.485)	$(0.478)		$(0.381)		$(0.301)		$(0.370)

Net asset value — End of period	$10.480	$10.100		$10.800		$9.970		$9.360

Total Return(4)	8.77%	(2.18)%		12.26%		10.10%		(11.82	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,772	$20,315		$8,874		$5,121		$5,858

Ratios (as a percentage of average daily net assets):

Expenses(6)	0.70%	0.65	%(8)	0.66	%(8)	0.65	%(8)	0.64	%(7)(8)

Net investment income	4.44%	4.23	%(8)	4.33	%(8)	5.13	%(8)	5.00	%(7)(8)

Portfolio Turnover of the Portfolio	—	33	%(9)	44	%(9)	74	%(9)	45	%(9)(10)

Portfolio Turnover of the Fund	74%	7	%(11)	—		—		—

(1)	For the period from the commencement of operations on November 12, 2014 to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the Portfolio’s year ended October 31, 2015.

(11)	For the period from June 25, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multisector Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 22, 2018 and which had the same investment objective and policies as the Fund during such period.

22	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

October 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Multisector Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

23

Eaton Vance

Multisector Income Fund

October 31, 2019

Notes to Financial Statements — continued

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of October 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in

24

Eaton Vance

Multisector Income Fund

October 31, 2019

Notes to Financial Statements — continued

accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended October 31, 2019 and October 31, 2018 was as follows:

	Year Ended October 31,
	2019	2018

Ordinary income	$8,619,437	$16,766,848

Tax return of capital	$7,176,695	$2,321,697

During the year ended October 31, 2019, accumulated loss was increased by $2,743,471 and paid-in capital was increased by $2,743,471 due to differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of October 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Deferred capital losses	$(208,312,263)

Net unrealized depreciation	$(5,071,102)

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $208,312,263 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $208,312,263 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$290,324,937

Gross unrealized appreciation	$9,423,863

Gross unrealized depreciation	(14,494,681)

Net unrealized depreciation	$(5,070,818)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets up to $1 billion, 0.53% from $1 billion but less than $2.5 billion, 0.51% from $2.5 billion but less than $5 billion and 0.50% of average daily net assets of $5 billion and over, and is payable monthly. For the year ended October 31, 2019, the Fund’s investment adviser and administration fee amounted to $1,988,682 or 0.55% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2019, EVM earned $9,608 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,664 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2019. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

25

Eaton Vance

Multisector Income Fund

October 31, 2019

Notes to Financial Statements — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2019 amounted to $129,856 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2019, the Fund paid or accrued to EVD $478,757 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended October 31, 2019, the Fund paid or accrued to EVD $4,496 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2019 amounted to $159,586 and $4,496 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2019, the Fund was informed that EVD received approximately $3,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $219,990,583 and $369,655,765, respectively, for the year ended October 31, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended October 31,
Class A	2019	2018

Sales	1,034,657	847,235

Issued to shareholders electing to receive payments of distributions in Fund shares	165,685	186,313

Redemptions	(1,905,069)	(2,333,648)

Converted from Class C shares	196,252	—

Net decrease	(508,475)	(1,300,100)

	Year Ended October 31,
Class C	2019	2018

Sales	465,260	407,055

Issued to shareholders electing to receive payments of distributions in Fund shares	190,143	223,161

Redemptions	(1,896,019)	(2,256,061)

Converted to Class A shares	(196,836)	—

Net decrease	(1,437,452)	(1,625,845)

26

Eaton Vance

Multisector Income Fund

October 31, 2019

Notes to Financial Statements — continued

	Year Ended October 31,
Class I	2019	2018

Sales	4,446,747	7,097,633

Issued to shareholders electing to receive payments of distributions in Fund shares	866,184	1,068,353

Redemptions	(15,821,843)	(12,206,594)

Net decrease	(10,508,912)	(4,040,608)

	Year Ended October 31,
Class R	2019	2018

Sales	187,537	46,152

Issued to shareholders electing to receive payments of distributions in Fund shares	7,514	3,867

Redemptions	(66,021)	(28,766)

Net increase	129,030	21,253

	Year Ended October 31,
Class R6	2019	2018

Sales	401,178	1,365,686

Issued to shareholders electing to receive payments of distributions in Fund shares	94,943	74,678

Redemptions	(1,289,254)	(250,472)

Net increase (decrease)	(793,133)	1,189,892

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended October 31, 2019.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

27

Eaton Vance

Multisector Income Fund

October 31, 2019

Notes to Financial Statements — continued

10  Investments in Affiliated Funds

At October 31, 2019, the value of the Fund’s investment in affiliated funds was $58,864,879, which represents 21.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the year ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.97%	$27,974,406	$290,595,152	$(259,710,200)	$(3,890)	$9,411	$58,864,879	$1,389,219	58,864,879

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$109,169,391	$—	$109,169,391

Foreign Corporate Bonds	—	45,842,728	—	45,842,728

Convertible Bonds	—	2,834,655	—	2,834,655

Asset-Backed Securities	—	14,413,424	—	14,413,424

Collateralized Mortgage Obligations	—	2,507,763	—	2,507,763

Commercial Mortgage-Backed Securities	—	9,439,707	—	9,439,707

Mortgage Pass-Throughs	—	17,949,035	—	17,949,035

Senior Floating-Rate Loans	—	20,734,985	—	20,734,985

Common Stocks	—	—	234,400	234,400

Convertible Preferred Stocks	—	1,990,209	—	1,990,209

Preferred Stocks	1,272,943	—	—	1,272,943

Warrants	—	—	0	0

Short-Term Investments	—	58,864,879	—	58,864,879

Total Investments	$1,272,943	$283,746,776	$234,400	$285,254,119

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2019 is not presented.

28

Eaton Vance

Multisector Income Fund

October 31, 2019

Notes to Financial Statements — continued

12  Plan of Reorganization

On July 18, 2019, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance Multi-Asset Credit Fund (Multi-Asset Credit Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of Multi-Asset Credit Fund. The Fund was closed to all purchases and exchanges at the close of business on or about October 16, 2019. The reorganization was approved by shareholders of the Fund on November 26, 2019. The reorganization was completed at the close of business on December 13, 2019.

29

Eaton Vance

Multisector Income Fund

October 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Multisector Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Multisector Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2019, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 12 to the financial statements, on July 18, 2019, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance Multi-Asset Credit Fund would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of Eaton Vance Multi-Asset Credit Fund. The Reorganization was completed at the close of business on December 13, 2019. Our opinion is not modified in respect of this matter.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 17, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

30

Eaton Vance

Multisector Income Fund

October 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Business Income.  For the fiscal year ended October 31, 2019, the Fund designates approximately $93,090, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Qualified Dividend Income.  For the fiscal year ended October 31, 2019, the Fund designates approximately $894,445, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2019 ordinary income dividends, 8.86% qualifies for the corporate dividends received deduction.

31

Eaton Vance

Multisector Income Fund

October 31, 2019

Special Meeting of Shareholders (Unaudited)

The Fund held a reconvened Special Meeting of Shareholders on November 26, 2019 for the following purpose: to consider and act upon a proposal to approve an Agreement and Plan of Reorganization to reorganize the Fund into Eaton Vance Multi-Asset Credit Fund. The shareholder meeting results are as follows:

Number of Shares
For	Against	Abstain

13,801,911	188,626	1,421,762

32

Eaton Vance

Multisector Income Fund

October 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

33

Eaton Vance

Multisector Income Fund

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

13991    10.31.19

Eaton Vance

Short Duration Inflation-Protected Income Fund

Annual Report

October 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report October 31, 2019

Eaton Vance

Short Duration Inflation-Protected Income Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	24

Federal Tax Information	25

Management and Organization	26

Important Notices	29

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

During the 12-month period ended October 31, 2019, short-term Treasury Inflation Protected Securities (TIPS) generated a positive return, as measured by the ICE BofAML 1-5 Year U.S. Inflation-Linked Treasury Index (the Index),2 which returned 4.39%.

The period was characterized by a significant drop in real interest rates (i.e., nominal interest rates adjusted for inflation). A key driver of the decline was a cyclical slowdown in the global economy, which was exacerbated by U.S.-China trade tensions. Economic data coming out of China and Europe was particularly weak, with China posting its slowest growth since the 1990s and eurozone manufacturing activity falling to multi-year lows. Domestic manufacturing activity also weakened substantially. However, solid consumer spending limited the deceleration in the U.S. economy.

Global monetary policies contributed to the decline in real interest rates. After increasing short-term rates in December 2018, the U.S. Federal Reserve Board (the Fed) cut rates three times between July and October 2019 in an effort to sustain the U.S. expansion. Many foreign central banks also reduced rates, pushing government bond yields deeper into negative territory in several developed international markets. The low-rate environment fueled demand for U.S. bonds, whose yields were relatively attractive.

The consumer price index (CPI) rose a modest 1.8% during the period, with falling energy prices tempering service-sector inflation, which was strongest in the rent and health care service components of CPI. Core CPI, which excludes food and energy prices, increased 2.3% during the period, compared with a 2.1% rise in the previous 12 months. Wage growth, as measured by average hourly earnings, remained at or above 3.0% throughout the period.

Against this backdrop, five-year real interest rates fell 1.00% during the period, and five-year TIPS breakevens (i.e., the inflation rate expected by the market) narrowed 0.46%.

Fund Performance

For the 12-month period ended October 31, 2019, Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund) returned 2.41% for Class A shares at net asset value (NAV), underperforming its benchmark, the Index, which returned 4.39%.

The Fund seeks to generate a real return (total return less the estimated cost of inflation) by investing in a combination of “inflation-protected” instruments, including TIPS, and by combining floating-rate bank loans, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) with CPI swaps and swaps based on other measures of inflation. Bank loans, ABS, CMBS, CPI swaps, and swaps based on other inflation measures are not represented in the Index.

The Fund trailed the Index during the period due to its out-of-Index exposures. More specifically, the Fund’s strategy of swapping nominal interest payments for payments based on changes in CPI or other measures of inflation detracted from Index-relative performance. Allocations to floating-rate bank loans, ABS, and CMBS detracted as well. Among the Fund’s ABS and CMBS holdings, the relatively low average duration7 of ABS was unfavorable as interest rates declined. With respect to bank loans, investor worries about the U.S. economy sparked a sell-off in higher yielding asset classes and also reduced expectations for further Fed rate increases.

In terms of contributors, security selection in TIPS benefited performance versus the Index. TIPS accrued a 1.75% inflation rate during the period, which increased their principal value. This accrual, combined with the decline in real interest rates and positive real yields on TIPS, led to a solid gain in the Index. As a result of security selection, the TIPS held by the Fund during the period had a higher yield than those in the Index, as well as more favorable positioning along the yield curve8. These exposures caused the TIPS in the Fund to slightly outperform the TIPS in the Index during the period.

As of period-end, the Fund had a 62.4% allocation to TIPS, a 20.7% allocation to floating-rate bank loans, a 16.3% allocation to ABS and a 0.6% allocation to short-term investments and other. During the period, in keeping with the Fund’s principal investment strategy of investing at least 80% of its net assets in “inflation-protected” instruments, interest rate payments on both the bank loans and CMBS were largely swapped for payments based on changes in the CPI or other measures of inflation.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Performance2,3

Portfolio Managers Thomas H. Luster, CFA and Stewart D. Taylor

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	04/01/2010	04/01/2010	2.41%	1.52%	1.99%
Class A with 2.25% Maximum Sales Charge	—	—	0.14	1.06	1.75
Class C at NAV	04/01/2010	04/01/2010	1.58	0.73	1.22
Class C with 1% Maximum Sales Charge	—	—	0.58	0.73	1.22
Class I at NAV	04/01/2010	04/01/2010	2.71	1.76	2.24
ICE BofAML 1-5 Year U.S. Inflation-Linked Treasury Index	—	—	4.39%	1.34%	1.63%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.98%	1.73%	0.73%
Net			0.87	1.62	0.62

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	04/01/2010	$11,232	N.A.
Class I	$250,000	04/01/2010	$309,258	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Fund Profile5

Asset Allocation (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

ICE BofAML 1-5 Year U.S. Inflation-Linked Treasury Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity of at least 1 year and less than 5 years. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/29/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

Fund invests in one or more affiliated investment companies (Portfolios) and also invests directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.

[6]

Total investments includes the Fund’s investment in the Portfolio and the Fund’s direct investments in securities and derivatives. Derivative positions are reflected at their unrealized appreciation (depreciation). Other, if any, represents any investment type less than 1% of total investments.

[7]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

[8]

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective December 2, 2019, Class A shares of the Fund purchased at net asset value (NAV) in amounts of $250,000 or more are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase.

Effective December 31, 2019, the Fund is co-managed by Jason DesLauriers and Brian S. Ellis.

5

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 – October 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (5/1/19)	Ending Account Value (10/31/19)	Expenses Paid During Period* (5/1/19 – 10/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,005.10	$4.80	**	0.95%
Class C	$1,000.00	$1,000.90	$8.57	**	1.70%
Class I	$1,000.00	$1,007.40	$3.54	**	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.84	**	0.95%
Class C	$1,000.00	$1,016.60	$8.64	**	1.70%
Class I	$1,000.00	$1,021.70	$3.57	**	0.70%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on April 30, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Portfolio of Investments

Investment in Affiliated Portfolio — 20.6%
Description		Value

Senior Debt Portfolio (identified cost, $50,582,106)		$48,694,882

Total Investment in Affiliated Portfolio (identified cost $50,582,106)		$48,694,882

U.S. Treasury Obligations — 62.1%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Inflation-Protected Notes:

0.125%, 4/15/21(1)	$19,485	$19,338,259

0.125%, 1/15/22(1)	22,671	22,525,206

0.125%, 4/15/22(1)	22,154	21,984,593

0.125%, 7/15/22(1)	2,231	2,228,056

0.125%, 1/15/23(1)	22,230	22,102,731

0.50%, 4/15/24(1)	6,104	6,181,595

0.625%, 7/15/21(1)	4,553	4,584,558

0.625%, 4/15/23(1)	18,592	18,778,841

0.625%, 1/15/24(1)	14,294	14,533,245

1.125%, 1/15/21(1)	7,037	7,083,585

2.375%, 1/15/25(1)	6,805	7,569,344

Total U.S. Treasury Obligations (identified cost $146,416,406)		$146,910,013

Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000’s omitted)	Value

Motel 6 Trust

Series 2017-MTL6, Class A, 2.834%, (1 mo. USD LIBOR + 0.92%), 8/15/34(2)(3)	$1,650	$1,652,620

Total Commercial Mortgage-Backed Securities (identified cost $1,649,939)		$1,652,620

Asset-Backed Securities — 16.3%
Security	Principal Amount (000’s omitted)	Value

American Credit Acceptance Receivables Trust

Series 2017-1, Class D, 3.54%, 3/13/23(2)	$5,630	$5,678,630

ARI Fleet Lease Trust

Series 2018-B, Class A2, 3.22%, 8/16/27(2)	145	145,917

Avant Loans Funding Trust

Series 2018-B, Class A, 3.42%, 1/18/22(2)	764	766,317

Series 2019-A, Class A, 3.48%, 7/15/22(2)	926	930,026

Security	Principal Amount (000’s omitted)	Value

Avis Budget Rental Car Funding, LLC

Series 2014-2A, Class A, 2.50%, 2/20/21(2)	$1,111	$1,111,113

CarMax Auto Owner Trust

Series 2017-2, Class A3, 1.93%, 3/15/22	809	809,356

Chesapeake Funding Il, LLC

Series 2017-3A, Class A1, 1.91%, 8/15/29(2)	636	635,619

Series 2017-4A, Class A1, 2.12%, 11/15/29(2)	2,680	2,680,761

CNH Equipment Trust

Series 2016-C, Class A3, 1.44%, 12/15/21	136	136,127

Series 2017-A, Class A3, 2.07%, 5/16/22	932	932,232

Credit Acceptance Auto Loan Trust

Series 2017-2A, Class A, 2.55%, 2/17/26(2)	4,277	4,283,049

Drive Auto Receivables Trust

Series 2017-BA, Class D, 3.72%, 10/17/22(2)	2,142	2,152,678

Enterprise Fleet Financing, LLC

Series 2016-2, Class A3, 2.04%, 2/22/22(2)	443	443,243

Series 2017-1, Class A2, 2.13%, 7/20/22(2)	1,520	1,520,531

Exeter Automobile Receivables Trust

Series 2017-1A, Class B, 3.00%, 12/15/21(2)	267	267,536

Ford Credit Auto Owner Trust

Series 2017-A, Class A3, 1.67%, 6/15/21	321	320,362

Foundation Finance Trust

Series 2017-1A, Class A, 3.30%, 7/15/33(2)	840	845,227

FREED ABS Trust

Series 2019-2, Class A, 2.62%, 11/18/26(2)	1,565	1,564,947

Hertz Fleet Lease Funding, L.P.

Series 2017-1, Class A2, 2.13%, 4/10/31(2)	2,725	2,737,513

Marlette Funding Trust

Series 2017-2A, Class B, 3.19%, 7/15/24(2)	939	939,637

Series 2018-1A, Class A, 2.61%, 3/15/28(2)	194	193,908

Series 2019-2A, Class A, 3.13%, 7/16/29(2)	222	223,500

OneMain Direct Auto Receivables Trust

Series 2017-2A, Class A, 2.31%, 12/14/21(2)	573	573,054

OneMain Financial Issuance Trust

Series 2017-1A, Class A1, 2.37%, 9/14/32(2)	1,435	1,435,543

OSCAR US Funding X, LLC

Series 2019-1A, Class A2, 3.10%, 4/11/22(2)	1,553	1,562,163

Prosper Marketplace Issuance Trust

Series 2018-2A, Class A, 3.35%, 10/15/24(2)	221	221,494

Sofi Consumer Loan Program, LLC

Series 2017-6, Class A2, 2.82%, 11/25/26(2)	1,136	1,141,004

Springleaf Funding Trust

Series 2016-AA, Class A, 2.90%, 11/15/29(2)	1,852	1,853,598

TCF Auto Receivables Owner Trust

Series 2016-PT1A, Class A, 1.93%, 6/15/22(2)	627	626,869

Tesla Auto Lease Trust

Series 2018-B, Class A, 3.71%, 8/20/21(2)	1,426	1,449,263

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Volvo Financial Equipment, LLC

Series 2018-1A, Class A2, 2.26%, 9/15/20(2)	$70	$69,716

World Omni Automobile Lease Securitization Trust

Series 2017-A, Class A3, 2.13%, 4/15/20	194	193,860

Total Asset-Backed Securities (identified cost $38,199,059)		$38,444,793

Short-Term Investments — 0.6%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.97%(4)	1,455,763	$1,455,763

Total Short-Term Investments (identified cost $1,455,491)		$1,455,763

Total Investments — 100.3% (identified cost $238,303,001)		$237,158,071

Other Assets, Less Liabilities — (0.3)%		$(688,080)

Net Assets — 100.0%		$236,469,991

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $37,705,476 or 15.9% of the Fund’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.940% (pays upon termination)	8/1/21	$(18,122)

Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.132% (pays upon termination)	4/7/22	(108,145)

Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.965% (pays upon termination)	5/8/22	(58,513)

Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.784% (pays upon termination)	6/19/22	1,064

Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.770% (pays upon termination)	6/22/22	4,345

Bank of America, N.A.	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.303% (pays upon termination)	6/7/23	(341,284)

Bank of America, N.A.	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.856% (pays upon termination)	1/9/24	(114,395)

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Portfolio of Investments — continued

Inflation Swaps (continued)

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	$8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.885% (pays upon termination)	11/28/20	$(44,600)

Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.145% (pays upon termination)	2/2/21	(110,614)

Barclays Bank PLC	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.934% (pays upon termination)	7/20/22	(40,957)

Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.157% (pays upon termination)	1/9/23	(227,498)

Barclays Bank PLC	11,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.333% (pays upon termination)	7/3/23	(402,018)

Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.207% (pays upon termination)	1/23/23	(130,299)

Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.763% (pays upon termination)	1/2/24	(50,060)

Goldman Sachs International	7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.890% (pays upon termination)	12/21/23	(111,344)

Goldman Sachs International	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.783% (pays upon termination)	12/28/23	(65,236)

							$(1,817,676)

Abbreviations:

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Statement of Assets and Liabilities

Assets	October 31, 2019

Investment in affiliated Portfolio, at value (identified cost, $50,582,106)	$48,694,882

Unaffiliated investments, at value (identified cost, $186,265,404)	187,007,426

Affiliated investment, at value (identified cost, $1,455,491)	1,455,763

Deposits for derivatives collateral —

Swap contracts	1,510,000

Interest receivable	182,430

Dividends receivable from affiliated investment	7,209

Receivable for Fund shares sold	184,050

Receivable for open swap contracts	5,409

Receivable from affiliate	3,900

Total assets	$239,051,069

Liabilities

Payable for Fund shares redeemed	$533,851

Payable for open swap contracts	1,823,085

Payable to affiliates:

Investment adviser fee	71,605

Distribution and service fees	12,688

Trustees’ fees	42

Accrued expenses	139,807

Total liabilities	$2,581,078

Net Assets	$236,469,991

Sources of Net Assets

Paid-in capital	$246,923,548

Accumulated loss	(10,453,557)

Total	$236,469,991

Class A Shares

Net Assets	$29,349,888

Shares Outstanding	3,016,954

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.73

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$9.95

Class C Shares

Net Assets	$7,118,019

Shares Outstanding	737,221

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.66

Class I Shares

Net Assets	$200,002,084

Shares Outstanding	20,563,115

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.73

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Statement of Operations

Investment Income	Year Ended October 31, 2019

Interest	$4,984,558

Interest and other income allocated from affiliated Portfolio	4,466,138

Dividends from affiliated investment	127,526

Dividends allocated from affiliated Portfolio	63,294

Expenses, excluding interest expense and fees, allocated from affiliated Portfolio	(353,543)

Interest expense and fees allocated from affiliated Portfolio	(561,170)

Total investment income	$8,726,803

Expenses

Investment adviser fee	$955,378

Distribution and service fees

Class A	88,653

Class C	106,076

Trustees’ fees and expenses	500

Custodian fee	77,952

Transfer and dividend disbursing agent fees	204,507

Legal and accounting services	63,447

Printing and postage	61,187

Registration fees	66,418

Miscellaneous	21,512

Total expenses	$1,645,630

Deduct —

Reimbursement of expenses by affiliate	$387,283

Total expense reductions	$387,283

Net expenses	$1,258,347

Net investment income	$7,468,456

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(608,975)

Investment transactions — affiliated investment	(2,227)

Swap contracts	(46,365)

Net realized gain (loss) allocated from affiliated Portfolio —

Investment transactions	(909,437)

Foreign currency transactions	27,140

Forward foreign currency exchange contracts	417,010

Net realized loss	$(1,122,854)

Change in unrealized appreciation (depreciation) —

Investments	$4,371,522

Investments — affiliated investment	1,338

Swap contracts	(1,685,072)

Change in unrealized appreciation (depreciation) allocated from affiliated Portfolio —

Investments	(1,880,904)

Foreign currency	(12,121)

Forward foreign currency exchange contracts	(187,820)

Net change in unrealized appreciation (depreciation)	$606,943

Net realized and unrealized loss	$(515,911)

Net increase in net assets from operations	$6,952,545

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$7,468,456	$7,923,211

Net realized gain (loss)	(1,122,854)	67,770

Net change in unrealized appreciation (depreciation)	606,943	(4,266,665)

Net increase in net assets from operations	$6,952,545	$3,724,316

Distributions to shareholders —

Class A	$(793,329)	$(827,953)

Class C	(168,193)	(216,841)

Class I	(5,708,630)	(6,781,827)

Total distributions to shareholders	$(6,670,152)	$(7,826,621)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$16,605,077	$33,045,649

Class C	1,800,524	6,808,881

Class I	113,457,879	219,551,594

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	776,025	806,878

Class C	166,152	211,103

Class I	5,653,911	6,656,025

Cost of shares redeemed

Class A	(26,758,907)	(15,750,481)

Class C	(7,632,759)	(3,030,030)

Class I	(192,785,644)	(114,270,032)

Net asset value of shares converted

Class A	742,737	—

Class C	(742,737)	—

Net increase (decrease) in net assets from Fund share transactions	$(88,717,742)	$134,029,587

Net increase (decrease) in net assets	$(88,435,349)	$129,927,282

Net Assets

At beginning of year	$324,905,340	$194,978,058

At end of year	$236,469,991	$324,905,340

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Financial Highlights

	Class A

	Year Ended October 31,
	2019		2018		2017		2016		2015

Net asset value — Beginning of year	$9.720		$9.860		$9.820		$9.670		$9.990

Income (Loss) From Operations

Net investment income(1)	$0.240		$0.254		$0.176		$0.134		$0.089

Net realized and unrealized gain (loss)	(0.008)		(0.142)		0.022		0.263		(0.294)

Total income (loss) from operations	$0.232		$0.112		$0.198		$0.397		$(0.205)

Less Distributions

From net investment income	$(0.222)		$(0.252)		$(0.158)		$(0.247)		$(0.115)

Total distributions	$(0.222)		$(0.252)		$(0.158)		$(0.247)		$(0.115)

Net asset value — End of year	$9.730		$9.720		$9.860		$9.820		$9.670

Total Return(2)(3)	2.41%		1.14%		2.03%		4.17%		(2.06)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$29,350		$37,919		$20,314		$18,207		$23,849

Ratios (as a percentage of average daily net assets):(4)

Expenses(3)(5)	0.95	%(6)	0.87	%(6)	0.86	%(6)	1.02	%(6)	0.90%

Net investment income	2.46%		2.59%		1.78%		1.39%		0.91%

Portfolio Turnover of the Fund(7)	36%		51%		40%		83%		74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.14%, 0.11%, 0.13%, 0.23% and 0.34% of average daily net assets for the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Includes interest expense, including allocated from the Portfolio, of 0.20%, 0.12%, 0.09% and 0.12% of average daily net assets for the years ended October 31, 2019, 2018, 2017 and 2016, respectively.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and purchases and sales of securities held directly by the Fund.

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Financial Highlights — continued

	Class C

	Year Ended October 31,
	2019		2018		2017		2016		2015

Net asset value — Beginning of year	$9.660		$9.810		$9.780		$9.630		$9.980

Income (Loss) From Operations

Net investment income(1)	$0.163		$0.179		$0.103		$0.075		$0.009

Net realized and unrealized gain (loss)	(0.002)		(0.148)		0.020		0.250		(0.292)

Total income (loss) from operations	$0.161		$0.031		$0.123		$0.325		$(0.283)

Less Distributions

From net investment income	$(0.161)		$(0.181)		$(0.093)		$(0.175)		$(0.067)

Total distributions	$(0.161)		$(0.181)		$(0.093)		$(0.175)		$(0.067)

Net asset value — End of year	$9.660		$9.660		$9.810		$9.780		$9.630

Total Return(2)(3)	1.58%		0.31%		1.26%		3.43%		(2.84)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$7,118		$13,528		$9,723		$7,080		$7,704

Ratios (as a percentage of average daily net assets):(4)

Expenses(3)(5)	1.70	%(6)	1.62	%(6)	1.61	%(6)	1.77	%(6)	1.65%

Net investment income	1.68%		1.83%		1.05%		0.78%		0.09%

Portfolio Turnover of the Fund(7)	36%		51%		40%		83%		74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.14%, 0.11%, 0.13%, 0.23% and 0.34% of average daily net assets for the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Includes interest expense, including allocated from the Portfolio, of 0.20%, 0.12%, 0.09% and 0.12% of average daily net assets for the years ended October 31, 2019, 2018, 2017 and 2016, respectively.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and purchases and sales of securities held directly by the Fund.

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Financial Highlights — continued

	Class I

	Year Ended October 31,
	2019		2018		2017		2016		2015

Net asset value — Beginning of year	$9.710		$9.850		$9.810		$9.670		$9.990

Income (Loss) From Operations

Net investment income(1)	$0.265		$0.282		$0.205		$0.178		$0.133

Net realized and unrealized gain (loss)	(0.005)		(0.147)		0.014		0.248		(0.322)

Total income (loss) from operations	$0.260		$0.135		$0.219		$0.426		$(0.189)

Less Distributions

From net investment income	$(0.240)		$(0.275)		$(0.179)		$(0.286)		$(0.131)

Total distributions	$(0.240)		$(0.275)		$(0.179)		$(0.286)		$(0.131)

Net asset value — End of year	$9.730		$9.710		$9.850		$9.810		$9.670

Total Return(2)(3)	2.71%		1.37%		2.25%		4.50%		(1.90)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$200,002		$273,458		$164,940		$42,154		$20,697

Ratios (as a percentage of average daily net assets):(4)

Expenses(3)(5)	0.70	%(6)	0.62	%(6)	0.60	%(6)	0.77	%(6)	0.65%

Net investment income	2.72%		2.87%		2.08%		1.84%		1.35%

Portfolio Turnover of the Fund(7)	36%		51%		40%		83%		74%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.14%, 0.11%, 0.13%, 0.23% and 0.34% of average daily net assets for the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Includes interest expense, including allocated from the Portfolio, of 0.20%, 0.12%, 0.09% and 0.12% of average daily net assets for the years ended October 31, 2019, 2018, 2017 and 2016, respectively.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and purchases and sales of securities held directly by the Fund.

15	See Notes to Financial Statements.

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Fund pursues its investment objective by investing in inflation protected instruments, including Treasury Inflation Protected Securities, and other fixed or floating-rate debt obligations with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index or other measure of inflation. The Fund may also invest in certain registered investment companies sponsored by the Eaton Vance organization (the Portfolios). During the year ended October 31, 2019, the Fund held interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust managed by Boston Management and Research (BMR). The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (0.7% at October 31, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. A copy of the Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments. The valuation policy of the Fund and of the Portfolio is as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Fund and Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund or Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund or Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies of the Fund are as follows:

Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Additional valuation policies of the Portfolio are as follows:

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable

16

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Notes to Financial Statements — continued

likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund. Interest income on direct investments is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income on direct investments is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of October 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared

17

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Notes to Financial Statements — continued

swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

H  Inflation Swaps — Pursuant to inflation swap agreements, the Fund either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

I  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to declare and pay distributions quarterly of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended October 31, 2019 and October 31, 2018 was as follows:

	Year Ended October 31,
	2019	2018

Ordinary income	$6,670,152	$7,826,621

During the year ended October 31, 2019, accumulated loss was decreased by $20,256 and paid-in capital was decreased by $20,256 due to differences between book and tax accounting for the Fund’s investment in the Portfolio. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of October 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$1,035,064

Deferred capital losses	$(7,692,034)

Net unrealized depreciation	$(3,796,587)

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $7,692,034 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $1,654,225 are short-term and $6,037,809 are long-term.

18

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at October 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$239,136,982

Gross unrealized appreciation	$932,677

Gross unrealized depreciation	(4,729,263)

Net unrealized depreciation	$(3,796,587)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR, a subsidiary of EVM, to render investment advisory services. For the year ended October 31, 2019, the Fund’s allocated portion of the investment adviser fee paid by the Portfolio totaled $327,135 and the investment adviser fee paid by the Fund on Investable Assets amounted to $955,378. For the year ended October 31, 2019, the Fund’s investment adviser fee, including the investment adviser fee allocated from the Portfolio, was 0.45% of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but currently receives no compensation. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2020. Pursuant to this agreement, EVM reimbursed expenses of $387,283 for the year ended October 31, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2019, EVM earned $6,908 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $442 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2019 amounted to $88,653 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2019, the Fund paid or accrued to EVD $79,557 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2019 amounted to $26,519 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

19

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2019, the Fund was informed that EVD received approximately $4,000 of CDSCs paid by Class C shareholders. Effective December 2, 2019, Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase).

6  Investment Transactions

For the year ended October 31, 2019, increases and decreases in the Fund’s investment in the Portfolio aggregated $18,817,151 and $52,432,780, respectively.

7  Purchases and Sales of Investments

Purchases and sales of investments by the Fund, other than short-term obligations, and including maturities and paydowns, for the year ended October 31, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$47,149,273	$73,266,995

U.S. Government and Agency Securities	33,443,858	56,370,988

	$80,593,131	$129,637,983

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended October 31,
Class A	2019	2018

Sales	1,704,882	3,361,926

Issued to shareholders electing to receive payments of distributions in Fund shares	80,105	82,413

Redemptions	(2,745,091)	(1,603,701)

Converted from Class C shares	76,924	—

Net increase (decrease)	(883,180)	1,840,638

	Year Ended October 31,
Class C	2019	2018

Sales	186,927	696,959

Issued to shareholders electing to receive payments of distributions in Fund shares	17,275	21,672

Redemptions	(789,603)	(310,163)

Converted to Class A shares	(77,420)	—

Net increase (decrease)	(662,821)	408,468

20

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Notes to Financial Statements — continued

	Year Ended October 31,
Class I	2019	2018

Sales	11,674,502	22,371,456

Issued to shareholders electing to receive payments of distributions in Fund shares	584,144	680,502

Redemptions	(19,847,435)	(11,640,441)

Net increase (decrease)	(7,588,789)	11,411,517

9  Investments in Affiliated Funds

At October 31, 2019, the value of the Fund’s investment in affiliated funds was $1,455,763, which represents 0.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the year ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.97%	$12,975,675	$114,327,980	$(125,847,003)	$(2,227)	$1,338	$1,455,763	$127,526	1,455,763

10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2019 is included in the Portfolio of Investments. At October 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

The Fund enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At October 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $1,823,085. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $1,510,000 at October 31, 2019.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion

21

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Notes to Financial Statements — continued

of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at October 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Swap contracts	$5,409	(1)	$(1,823,085	)(2)

Total Derivatives subject to master netting or similar agreements	$5,409		$(1,823,085)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Accumulated loss.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Accumulated loss.

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of October 31, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$5,409	$(5,409)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(640,459)	$5,409	$—	$500,000	$(135,050)

Barclays Bank PLC	(825,687)	—	—	825,687	—

Citibank, N.A.	(180,359)	—	—	—	(180,359)

Goldman Sachs International	(176,580)	—	—	130,000	(46,580)

	$(1,823,085)	$5,409	$—	$1,455,687	$(361,989)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended October 31, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Swap contracts	$(46,365	)(1)	$(1,685,072	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

22

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Notes to Financial Statements — continued

The average notional amount of swap contracts outstanding during the year ended October 31, 2019, which is indicative of the volume of this derivative type, was approximately $152,846,000.

11  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended October 31, 2019.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investment in Affiliated Portfolio	$48,694,882	$—	$—	$48,694,882

U.S. Treasury Obligations	—	146,910,013	—	146,910,013

Commercial Mortgage-Backed Securities	—	1,652,620	—	1,652,620

Asset-Backed Securities	—	38,444,793	—	38,444,793

Short-Term Investments	—	1,455,763	—	1,455,763

Total Investments	$48,694,882	$188,463,189	$—	$237,158,071

Swap Contracts	$—	$5,409	$—	$5,409

Total	$48,694,882	$188,468,598	$—	$237,163,480

Liability Description

Swap Contracts	$—	$(1,823,085)	$—	$(1,823,085)

Total	$—	$(1,823,085)	$—	$(1,823,085)

23

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Short Duration Inflation-Protected Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Short Duration Inflation-Protected Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 20, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

24

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

25

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust), Eaton Vance Floating Rate Portfolio and Senior Debt Portfolio (collectively, the Portfolios) are responsible for the overall management and supervision of the Trust’s and Portfolios’ affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolios’ placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolios.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

26

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

27

Eaton Vance

Short Duration Inflation-Protected Income Fund

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser and Administrator of Eaton Vance Short Duration Inflation-Protected Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4596    10.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Multisector Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund (the “Fund(s)”) are series of Eaton Vance Special Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 12 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the fund for the funds’ fiscal years ended October 31, 2018 and October 31, 2019 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Multisector Income Fund

Fiscal Years Ended	10/31/18	10/31/19
Audit Fees	$59,650	$64,450
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$37,402	$19,620
All Other Fees(3)	$0	$0

Total	$97,052	$84,070

Eaton Vance Short Duration Inflation-Protected Income Fund

Fiscal Years Ended	10/31/18	10/31/19
Audit Fees	$40,070	$40,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,509	$12,382
All Other Fees(3)	$0	$0

Total	$51,579	$52,732

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (August 31, October 31, November 30 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	11/30/17	12/31/17	8/31/18	10/31/18	11/30/18	12/31/18	8/31/19	10/31/19
Audit Fees	$27,380	$247,830	$37,050	$127,240	$27,380	$279,690	$37,550	$104,800
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$10,711	$117,089	$10,000	$72,001	$10,761	$121,317	$9,550	$32,002
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$38,091	$364,919	$47,050	$199,241	$38,141	$401,007	$47,100	$136,802

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	11/30/17	12/31/17	8/31/18	10/31/18	11/30/18	12/31/18	8/31/19	10/31/19
Registrant(1)	$10,711	$117,089	$10,000	$72,001	$10,761	$121,317	$9,550	$32,002
Eaton Vance(2)	$148,018	$148,018	$74,355	$126,485	$126,485	$126,485	$8,000	$59,903

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019